Income tax - Summary of Movements in Deferred Tax Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax assets	$ 1,711	$ 2,334
Deferred income tax liabilities	(4,297)	(9,895)
Non-deductible reserves
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	3,800	5,041
Recognized in profit or loss	(1,047)	(1,241)
Recognized in OCI	0	0
Other	0	0
Deferred tax asset (Deferred tax liabilities) at end of period	2,753	3,800
Deferred income tax assets	2,753	3,800
Deferred income tax liabilities	0	0
SR&ED investment tax credits, net of 12(1)(x)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	2,364	2,193
Recognized in profit or loss	53	(80)
Recognized in OCI	0	0
Other	(406)	251
Deferred tax asset (Deferred tax liabilities) at end of period	2,011	2,364
Deferred income tax assets	2,011	2,364
Deferred income tax liabilities	0	0
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	(1,474)	(1,960)
Recognized in profit or loss	404	486
Recognized in OCI	0	0
Other	0	0
Deferred tax asset (Deferred tax liabilities) at end of period	(1,070)	(1,474)
Deferred income tax assets	0	49
Deferred income tax liabilities	(1,070)	(1,523)
Intangible assets including goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	(26,586)	(33,200)
Recognized in profit or loss	6,757	6,614
Recognized in OCI	0	0
Other	0	0
Deferred tax asset (Deferred tax liabilities) at end of period	(19,829)	(26,586)
Deferred income tax assets	0	0
Deferred income tax liabilities	(19,829)	(26,586)
Deferred development costs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	(72)	(680)
Recognized in profit or loss	884	608
Recognized in OCI	0	0
Other	0	0
Deferred tax asset (Deferred tax liabilities) at end of period	812	(72)
Deferred income tax assets	812	0
Deferred income tax liabilities	0	(72)
Non-capital/Net operating losses carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	11,874	13,600
Recognized in profit or loss	(667)	(1,726)
Recognized in OCI	0	0
Other	0	0
Deferred tax asset (Deferred tax liabilities) at end of period	11,207	11,874
Deferred income tax assets	11,207	11,874
Deferred income tax liabilities	0	0
Right of use liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	2,896	3,621
Recognized in profit or loss	(809)	(725)
Recognized in OCI	0	0
Other	0	0
Deferred tax asset (Deferred tax liabilities) at end of period	2,087	2,896
Deferred income tax assets	2,087	2,896
Deferred income tax liabilities	0	0
Right of use assets & other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	(2,605)	(3,320)
Recognized in profit or loss	774	715
Recognized in OCI	0	0
Other	0	0
Deferred tax asset (Deferred tax liabilities) at end of period	(1,831)	(2,605)
Deferred income tax assets	0	0
Deferred income tax liabilities	(1,831)	(2,605)
Share issuance cost
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	227	521
Recognized in profit or loss	(227)	(294)
Recognized in OCI	0	0
Other	0	0
Deferred tax asset (Deferred tax liabilities) at end of period	0	227
Deferred income tax assets	0	227
Deferred income tax liabilities	0	0
Equity Incentive Plan
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	0	152
Recognized in profit or loss		(152)
Recognized in OCI		0
Other		0
Deferred tax asset (Deferred tax liabilities) at end of period		0
Deferred income tax assets		0
Deferred income tax liabilities		0
163J interest
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	2,434	3,596
Recognized in profit or loss	(936)	(1,162)
Recognized in OCI	0	0
Other	0
Deferred tax asset (Deferred tax liabilities) at end of period	1,498	2,434
Deferred income tax assets	1,498	2,434
Deferred income tax liabilities	0	0
Interest Swap
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	(418)	(649)
Recognized in profit or loss	0	0
Recognized in OCI	190	231
Other	4	0
Deferred tax asset (Deferred tax liabilities) at end of period	(224)	(418)
Deferred income tax assets	0	0
Deferred income tax liabilities	(224)	(418)
Tax assets (liabilities) before set-off
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	(7,560)	(11,085)
Recognized in profit or loss	5,186	3,043
Recognized in OCI	190	231
Other	(402)	251
Deferred tax asset (Deferred tax liabilities) at end of period	(2,586)	(7,560)
Deferred income tax assets	20,368	23,644
Deferred income tax liabilities	(22,954)	(31,204)
Set-off of tax
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax assets	18,657	21,310
Deferred income tax liabilities	$ (18,657)	$ (21,309)